Note 1 - Basis of Presentation and General Information (Details Textual)										1 Months Ended
	Dec. 21, 2018 USD ($)	Jan. 31, 2018 USD ($) T	Nov. 24, 2017 USD ($) T	Jun. 14, 2017 USD ($)	May 30, 2017 USD ($)	Apr. 26, 2017 USD ($) T	Mar. 30, 2017 USD ($) T	Feb. 28, 2017 T	Feb. 20, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018
M/T Eco California [Member]
Charter Term	7 years
Charter Rate Per Day	$ 6,550
ECO Seven, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired		10.00%
Business Combination, Consideration Transferred, Total		$ 1,600,000
Controlling Interest, Ownership Percentage					90.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, including Subsequent Acquisition, Percentage, Total		100.00%
ECO Seven, Inc. [Member] | M/T Stenaweco Elegance [Member]
Size of Vessel | T								50,118
ECO Seven, Inc. [Member] | Malibu [Member]
Business Acquisition, Percentage of Voting Interests Acquired					41.00%		9.00%		40.00%
Business Combination, Consideration Transferred, Total					$ 6,500,000		$ 1,500,000		$ 6,500,000
City of Athens [Member]
Equity Method Investment, Ownership Percentage				50.00%
Business Acquisition, Percentage of Voting Interests Acquired				1.00%			49.00%
Business Combination, Consideration Transferred, Total				$ 157,000			$ 4,200,000
Size of Vessel | T							50,000
Eco Nine [Member]
Business Acquisition, Percentage of Voting Interests Acquired							49.00%
Business Combination, Consideration Transferred, Total							$ 3,500,000
Size of Vessel | T							50,000
City of Athens and Eco Nine [Member]
Business Combination, Consideration Transferred, Total				$ 157,000
Astarte [Member]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Consideration Transferred, Total						$ 6,000,000
Astarte [Member] | M/T Eco Palm Desert [Member]
Size of Vessel | T						50,000
PCH77 [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 3,600,000
PCH77 [Member] | M/T Eco California [Member]
Size of Vessel | T			50,000
PCH Dreaming, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Consideration Transferred, Total		$ 3,950,000
Size of Vessel | T		50,000
Charter Term		1 year								5 years
Charter Rate Per Day		$ 16,000								$ 15,100
Charter Option To Extend Term		2 years
Charter Option to Extend, Rate Per Day, Year One		$ 17,000
Charter Option to Extend, Rate Per Day, Year Two		$ 18,000
South California, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Consideration Transferred, Total		$ 8,950,000
Size of Vessel | T		157,000
Charter Term		1 year								3 years
Charter Rate Per Day		$ 25,000								$ 25,000
Charter Option To Extend Term		2 years								2 years
Charter Option to Extend, Rate Per Day, Year One		$ 26,000								$ 28,000
Charter Option to Extend, Rate Per Day, Year Two		$ 27,000								$ 29,500
Malibu Warrior, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Consideration Transferred, Total		$ 8,950,000
Size of Vessel | T		157,000
Charter Term		1 year								3 years
Charter Rate Per Day		$ 25,000								$ 25,000
Charter Option To Extend Term		2 years								2 years
Charter Option to Extend, Rate Per Day, Year One		$ 26,000								$ 28,000
Charter Option to Extend, Rate Per Day, Year Two		$ 27,000								$ 29,500
City of Athens [Member]
Equity Method Investment, Ownership Percentage											50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage											50.00%